Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 375	$ 310
Net income from investments in associated corporations	(60)	29
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	64	87
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	250	206
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 14	$ 17